Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000012036 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
C000012036 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
C000012036 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
C000012036 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000012036 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
C000012036 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
C000012036 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
C000012036 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000012036 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000012036 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000012036 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	36.00%	[1]
C000012036 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[1]
C000012036 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[1]
C000012036 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
C000012036 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%	[1]
C000012036 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
C000012036 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000012036 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
C000012036 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[1]
C000012036 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
C000012036 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000012037 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
C000012037 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[2]
C000012037 [Member] | Watsco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | Fidelity National Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | Docusign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000012037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[2]
C000012037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.60%	[2]
C000012037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
C000012037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[2]
C000012037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[2]
C000012037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000012037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[2]
C000012037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[2]
C000012037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[2]
C000012037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[2]
C000012037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[2]
C000012041 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000012041 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[3]
C000012041 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[3]
C000012041 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[3]
C000012041 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[3]
C000012041 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000012041 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[3]
C000012041 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000012041 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000012041 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[3]
C000012041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	37.00%	[3]
C000012041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[3]
C000012041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[3]
C000012041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000012041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[3]
C000012041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000012041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[3]
C000012041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[3]
C000012041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000012041 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000012041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000012042 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%	[4]
C000012042 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[4]
C000012042 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000012042 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[4]
C000012042 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[4]
C000012042 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[4]
C000012042 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000012042 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[4]
C000012042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000012042 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000012042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%	[4]
C000012042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[4]
C000012042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000012042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[4]
C000012042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[4]
C000012042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[4]
C000012042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[4]
C000012042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[4]
C000012042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000012042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[4]
C000012042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[4]
C000012043 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[5]
C000012043 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[5]
C000012043 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | Celanese Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000012043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[5]
C000012043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[5]
C000012043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[5]
C000012043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000012043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[5]
C000012043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[5]
C000012043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[5]
C000012043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[5]
C000012043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[5]
C000012043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[5]
C000012043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%	[5]
C000012046 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[6]
C000012046 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[6]
C000012046 [Member] | Teleflex Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000012046 [Member] | BorgWarner Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000012046 [Member] | Celanese Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000012046 [Member] | Lincoln National Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000012046 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[6]
C000012046 [Member] | Robert Half Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[6]
C000012046 [Member] | FMC Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[6]
C000012046 [Member] | Meritage Homes Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[6]
C000012046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[6]
C000012046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%	[6]
C000012046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[6]
C000012046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[6]
C000012046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[6]
C000012046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000012046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[6]
C000012046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[6]
C000012046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[6]
C000012046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[6]
C000012046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[6]
C000012065 [Member] | Arthur J Gallagher And Co [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7]
C000012065 [Member] | Williams Cos Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[7]
C000012065 [Member] | MicroStrategy Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000012065 [Member] | ONEOK Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000012065 [Member] | Aflac Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000012065 [Member] | Bank of New York Mellon Corp The [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000012065 [Member] | Kinder Morgan Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[7]
C000012065 [Member] | Realty Income Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000012065 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000012065 [Member] | Digital Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[7]
C000012065 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[7]
C000012065 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[7]
C000012065 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[7]
C000012065 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%	[7]
C000012065 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%	[7]
C000012065 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[7]
C000012065 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[7]
C000012065 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000012065 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[7]
C000012065 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[7]
C000012065 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[7]
C000012069 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[8]
C000012069 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[8]
C000012069 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000012069 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000012069 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000012069 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[8]
C000012069 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[8]
C000012069 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[8]
C000012069 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[8]
C000012069 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[8]
C000012069 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.50%	[8]
C000012069 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[8]
C000012069 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[8]
C000012069 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[8]
C000012069 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[8]
C000012069 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[8]
C000012069 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[8]
C000012069 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[8]
C000012069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[8]
C000012069 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[8]
C000012069 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000012070 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[9]
C000012070 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[9]
C000012070 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[9]
C000012070 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[9]
C000012070 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[9]
C000012070 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000012070 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[9]
C000012070 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[9]
C000012070 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[9]
C000012070 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[9]
C000012070 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.70%	[9]
C000012070 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[9]
C000012070 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[9]
C000012070 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[9]
C000012070 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%	[9]
C000012070 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[9]
C000012070 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[9]
C000012070 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[9]
C000012070 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[9]
C000012070 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[9]
C000012070 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[9]
C000012071 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[10]
C000012071 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[10]
C000012071 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[10]
C000012071 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[10]
C000012071 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000012071 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[10]
C000012071 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[10]
C000012071 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10]
C000012071 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10]
C000012071 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[10]
C000012071 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%	[10]
C000012071 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[10]
C000012071 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[10]
C000012071 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[10]
C000012071 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[10]
C000012071 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%	[10]
C000012071 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[10]
C000012071 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[10]
C000012071 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[10]
C000012071 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[10]
C000012071 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[10]
C000036528 [Member] | Boeing Co The [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[11]
C000036528 [Member] | Wells Fargo And Co Series L NVS [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[11]
C000036528 [Member] | Citigroup Capital XIII 3 mo CME Term SOFR 6 632 NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[11]
C000036528 [Member] | KKR And Co Inc Series D [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[11]
C000036528 [Member] | Bank of America Corp Series L NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[11]
C000036528 [Member] | Apollo Global Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[11]
C000036528 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[11]
C000036528 [Member] | JPMorgan Chase And Co Series EE NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000036528 [Member] | Albemarle Corp NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000036528 [Member] | NextEra Energy Inc Largest Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000036528 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[11]
C000036528 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	64.80%	[11]
C000036528 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[11]
C000036528 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[11]
C000036528 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[11]
C000036528 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[11]
C000036528 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[11]
C000036528 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[11]
C000036528 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[11]
C000036528 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[11]
C000036528 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[11]
C000042584 [Member] | Welltower Inc [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[12]
C000042584 [Member] | Public Storage [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%	[12]
C000042584 [Member] | Extra Space Storage Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%	[12]
C000042584 [Member] | AvalonBay Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[12]
C000042584 [Member] | Ventas Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[12]
C000042584 [Member] | Invitation Homes Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[12]
C000042584 [Member] | Equity Residential [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000042584 [Member] | Essex Property Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000042584 [Member] | Mid America Apartment Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[12]
C000042584 [Member] | Sun Communities Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[12]
C000042584 [Member] | Residential REITs [Member]
Holdings [Line Items]
Percent of Total Investments	42.00%	[12]
C000042584 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Total Investments	40.10%	[12]
C000042584 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%	[12]
C000042587 [Member] | Annaly Capital Management Inc [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%	[13]
C000042587 [Member] | AGNC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%	[13]
C000042587 [Member] | Starwood Property Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[13]
C000042587 [Member] | Blackstone Mortgage Trust Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[13]
C000042587 [Member] | Rithm Capital Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[13]
C000042587 [Member] | Arbor Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[13]
C000042587 [Member] | Two Harbors Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[13]
C000042587 [Member] | Apollo Commercial Real Estate Finance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000042587 [Member] | Ladder Capital Corp Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[13]
C000042587 [Member] | PennyMac Mortgage Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[13]
C000042587 [Member] | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%	[13]
C000079751 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[14]
C000079751 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[14]
C000079751 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[14]
C000079751 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[14]
C000079751 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[14]
C000079751 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[14]
C000079751 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[14]
C000079751 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[14]
C000079751 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[14]
C000079751 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000079751 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	45.60%	[14]
C000079751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[14]
C000079751 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[14]
C000079751 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[14]
C000079751 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%	[14]
C000079751 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[14]
C000079751 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[14]
C000079751 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[14]
C000079751 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[14]
C000079752 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%	[15]
C000079752 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[15]
C000079752 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[15]
C000079752 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[15]
C000079752 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[15]
C000079752 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[15]
C000079752 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[15]
C000079752 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000079752 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[15]
C000079752 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[15]
C000079752 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%	[15]
C000079752 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[15]
C000079752 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[15]
C000079752 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[15]
C000079752 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[15]
C000079752 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[15]
C000079752 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[15]
C000079752 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[15]
C000079752 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[15]
C000079752 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[15]
C000079752 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[15]
C000079753 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%	[16]
C000079753 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[16]
C000079753 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[16]
C000079753 [Member] | Procter And Gamble Co The [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[16]
C000079753 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[16]
C000079753 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[16]
C000079753 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[16]
C000079753 [Member] | Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[16]
C000079753 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[16]
C000079753 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000079753 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[16]
C000079753 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[16]
C000079753 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[16]
C000079753 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[16]
C000079753 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[16]
C000079753 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%	[16]
C000079753 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%	[16]
C000079753 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[16]
C000079753 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[16]
C000079753 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000079753 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[16]
C000215209 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[17]
C000215209 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%	[17]
C000215209 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[17]
C000215209 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[17]
C000215209 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[17]
C000215209 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[17]
C000215209 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[17]
C000215209 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[17]
C000215209 [Member] | Adobe Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[17]
C000215209 [Member] | KLA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[17]
C000215209 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%	[17]
C000215209 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[17]
C000215209 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[17]
C000215209 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[17]
C000215209 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%	[17]
C000215209 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[17]
C000215209 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[17]
C000215209 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[17]
C000215209 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[17]
C000215209 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[17]
C000221870 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[18]
C000221870 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[18]
C000221870 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[18]
C000221870 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[18]
C000221870 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000221870 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[18]
C000221870 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[18]
C000221870 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[18]
C000221870 [Member] | Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[18]
C000221870 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[18]
C000221870 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.10%	[18]
C000221870 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[18]
C000221870 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[18]
C000221870 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[18]
C000221870 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%	[18]
C000221870 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[18]
C000221870 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[18]
C000221870 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[18]
C000221870 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[18]
C000221870 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[18]
C000221870 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[18]
C000221871 [Member] | RB Global Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[19]
C000221871 [Member] | Interactive Brokers Group Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[19]
C000221871 [Member] | Watsco Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[19]
C000221871 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[19]
C000221871 [Member] | Fidelity National Financial Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[19]
C000221871 [Member] | Docusign Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[19]
C000221871 [Member] | Casey s General Stores Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[19]
C000221871 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19]
C000221871 [Member] | Reliance Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19]
C000221871 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[19]
C000221871 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[19]
C000221871 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.00%	[19]
C000221871 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[19]
C000221871 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[19]
C000221871 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%	[19]
C000221871 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[19]
C000221871 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[19]
C000221871 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[19]
C000221871 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[19]
C000221871 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[19]
C000221871 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[19]
C000221874 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[20]
C000221874 [Member] | Mr Cooper Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[20]
C000221874 [Member] | Qorvo Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000221874 [Member] | Brinker International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000221874 [Member] | Terreno Realty Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000221874 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000221874 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000221874 [Member] | Essential Properties Realty Trust Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000221874 [Member] | SPX Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[20]
C000221874 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[20]
C000221874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[20]
C000221874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[20]
C000221874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000221874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%	[20]
C000221874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%	[20]
C000221874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[20]
C000221874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.00%	[20]
C000221874 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[20]
C000221874 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[20]
C000221874 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[20]
C000221874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[20]

[1]	Excludes money market funds.
[2]	Excludes money market funds.
[3]	Excludes money market funds.
[4]	Excludes money market funds.
[5]	Excludes money market funds.
[6]	Excludes money market funds.
[7]	Excludes money market funds.
[8]	Excludes money market funds.
[9]	Excludes money market funds.
[10]	Excludes money market funds.
[11]	Excludes money market funds.
[12]	Excludes money market funds.
[13]	Excludes money market funds.
[14]	Excludes money market funds.
[15]	Excludes money market funds.
[16]	Excludes money market funds.
[17]	Excludes money market funds.
[18]	Excludes money market funds.
[19]	Excludes money market funds.
[20]	Excludes money market funds.